SUBSEQUENT EVENTS	12 Months Ended
Aug. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 - SUBSEQUENT EVENTS

Subsequent to August 31, 2017 and through the date that these financials were made available, the Company had the following subsequent events:

We issued units consisting of an aggregate of 431,080 shares of common stock and warrants to purchase 431,080 shares of common stock, exercisable for three years from issuance at a price range of $0.83 to $2.05 per share, for aggregate gross proceeds of $484,000.

We issued Convertible Notes in the total amount of $2,390,125 in conjunction with 496,000 common shares and warrants to purchase up to 18,000 shares of our common stock at $1.75 exercise price. The Convertible Notes issued at terms from six months to one year, annual interest rates ranging from 0% to 8% and conversion price equal to 70% of the lowest trading price of the Company’s Common Stock for the last 25 days prior to the conversion.

Pursuant to our agreement with Brighton Capital, Ltd. (see Note 10), we issued 20,000 shares of common stock and a total of 50,000 warrants at an exercise price of $1.90 for a term of five years.

Pursuant to our agreement with Air Lease Corporation, we are now obligated to issue an additional 504,699 shares of common stock through October 31, 2017.

Pursuant to our agreement with Jet Midwest Group, we are now obligated to issue an additional 217,172 shares of common stock through October 31, 2017.

Pursuant to our agreement with Zapzorn, we are obligated to a three month media buy for $1.65 million.